Summary of Reconciliation to Statutory Income Tax Rate (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Income taxes at Canadian statutory income tax rate	$ 3,631	$ 5,363
Increase (decrease) resulting from:
Dividends received	(109)	(123)
Rate differentials on international operations	(952)	(1,117)
Other - net	598	(137)
Provision for income taxes - Consolidated Statement of Income	$ 3,168	$ 3,986
Income taxes at Canadian statutory income tax rate	27.70%	26.30%
Dividends received	(0.80%)	(0.60%)
Rate differentials on international operations	(7.30%)	(5.50%)
Other - net	4.60%	(0.70%)
Provision for income taxes and effective income tax rate	24.20%	19.50%